BUSINESS COMBINATIONS (Details 1) - USD ($) $ in Thousands		1 Months Ended
	Jan. 03, 2022	Jul. 01, 2022
Borderfree Acquisition [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired		$ 42,832
Borderfree Acquisition [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired		$ 15,386
Estimated useful lives		5 years
Borderfree Acquisition [Member] | Marketing Assets [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired		$ 19,263
Estimated useful lives		5 years
Borderfree Acquisition [Member] | Gts Duty [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired		$ 3,398
Estimated useful lives		9 years
Borderfree Acquisition [Member] | Technology Service [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired		$ 4,785
Estimated useful lives		2 years
Flow Acquisition [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	$ 83,459
Flow Acquisition [Member] | Partnership Agreement [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	$ 11,366
Estimated useful lives	6 years
Flow Acquisition [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	$ 12,470
Estimated useful lives	1 year
Flow Acquisition [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	$ 731
Estimated useful lives	2 years
Flow Acquisition [Member] | Technology Service [Member]
Business Acquisition [Line Items]
Total Intangible assets acquired	$ 58,892
Estimated useful lives	7 years